SCHEDULE OF NOTES PAYABLE (Details) (Parenthetical) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Note Payable [Member]
Short-Term Debt [Line Items]
Interest rate	8.00%	8.00%	8.00%
Maturity date	Jan. 05, 2020	Jan. 05, 2020	Jan. 05, 2020
Other [Member]
Short-Term Debt [Line Items]
Interest rate	6.00%	6.00%	6.00%
Note Payable One [Member]
Short-Term Debt [Line Items]
Interest rate	12.00%	12.00%	12.00%
Maturity date	Aug. 24, 2021	Aug. 24, 2021	Aug. 24, 2021
Face value	$ 750,000	$ 750,000	$ 750,000
Note Payable Two [Member]
Short-Term Debt [Line Items]
Interest rate	15.00%	15.00%	15.00%
Maturity date	Nov. 06, 2025	Nov. 06, 2025	Nov. 06, 2025
Face value	$ 389,423	$ 389,423	$ 389,423
Discount amount	$ 90,980	$ 105,220
Note Payable Three [Member]
Short-Term Debt [Line Items]
Interest rate	12.00%	12.00%	12.00%
Maturity date	Nov. 13, 2021	Nov. 13, 2021	Nov. 13, 2021
Face value	$ 1,000,000	$ 1,000,000	$ 1,000,000
Note Payable Four [Member]
Short-Term Debt [Line Items]
Interest rate	15.00%	15.00%	15.00%
Maturity date	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024
Face value	$ 2,200,000	$ 2,200,000	$ 2,200,000
Discount amount	$ 99,167	$ 141,667	$ 311,667
Note Payable Five [Member]
Short-Term Debt [Line Items]
Interest rate	15.00%	15.00%	15.00%
Maturity date	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024
Face value	$ 11,110,000	$ 11,110,000	$ 11,110,000
Discount amount	$ 495,833	$ 708,333	$ 1,558,333
Note Payable Six [Member]
Short-Term Debt [Line Items]
Interest rate	15.00%	15.00%	15.00%
Maturity date	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024
Face value	$ 3,300,000	$ 3,300,000	$ 3,300,000
Discount amount	$ 148,750	$ 212,500	$ 467,500
Note Payable Seven [Member]
Short-Term Debt [Line Items]
Maturity date	Mar. 31, 2023	Mar. 31, 2023	Mar. 31, 2023
Face value	$ 3,020,000	$ 3,020,000	$ 3,020,000
Discount amount		$ 0	$ 181,818